SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Use of Estimates
a.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company evaluates on an ongoing basis its assumptions, including those related to contingencies, income taxes, deferred taxes, share-based compensation, leases and revenue recognition, as well as deferred contract costs. The Company’s management believes that the estimates, judgment and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenue and expenses during the reporting periods. Actual results could differ from those estimates.

Principles of Consolidation
b.	Principles of Consolidation

The consolidated financial statements comprise the financial statements of Tufin Software Technologies Ltd. and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated upon consolidation.

Functional Currency and Foreign Currency Transactions
c.	Functional Currency and Foreign Currency Transactions

A substantial majority of the Company’s operations are carried out by the Company in Israel and in the United States. The majority of the Company’s revenues are denominated in U.S. dollars. The Company’s management believes that the U.S. dollar is the currency of the primary economic environment in which the Company and each of its subsidiaries operates. Thus, the functional currency of the Company is the U.S. dollar.

Accordingly, monetary balances maintained in currencies other than the U.S. dollar are re-measured into U.S. dollars in accordance with Statement of the Accounting Standard Codification (“ASC”) No. 830 “Foreign Currency Matters” (“ASC No. 830”). All transaction gains and losses of the re-measured monetary balance sheet items are reflected in the statement of operations as financial income or expenses, as appropriate.

Cash and Cash Equivalents
d.	Cash and Cash Equivalents
Cash equivalents are short-term highly liquid deposits that are readily convertible to cash with original maturities of three months or less, at the date acquired.
Restricted Bank Deposits
e.	Restricted Bank Deposits

As of December 31, 2018 and 2019, the Company’s bank deposits were denominated in U.S. dollars and NIS and bore yearly interest at weighted average deposits rates of 0.14% and 1.44%, respectively. Bank deposits are presented at their cost, including accrued interest. These deposits are used as security for the rental of premises, credit cards and for the Company’s hedging activities.

Accounts Receivable
f.	Accounts Receivable

Accounts receivable are presented in the Company’s consolidated balance sheet net of allowance for doubtful accounts. The Company estimates the collectability of its accounts receivable balances and adjusts its allowance for doubtful accounts accordingly.

On a periodic basis, the Company evaluates its accounts receivable and establishes an allowance for doubtful accounts based on past write-offs and collections, current credit conditions and the age of the balances. The Company evaluates a number of factors to assess collectability, including an evaluation of the creditworthiness of the specific customer, past due amounts, payment history, and current economic conditions.

When revenue recognition criteria are not met for a sale transaction that has been billed, the Company does not recognize deferred revenues on the balance sheet or the related account receivable. Accordingly, as of December 31, 2018 and 2019, $25,165 thousand and $22,032 thousand, respectively, were offset from accounts receivable and corresponding amounts were offset from deferred revenues (see Note 7).

Property and Equipment
g.	Property and Equipment

Property and equipment is stated at cost, net of accumulated depreciation. Depreciation is calculated by the straight-line method over the estimated useful lives of the residual value of the related assets at the following annual rates:

%
Furniture and fixtures	6
Computers and software	33
Leasehold improvements	10-33
Electronic equipment	15-33

Leasehold improvements are depreciated by the straight-line method over the shorter of the term of the lease (including reasonably assured option periods, if applicable), or the estimated useful life of the improvements.

Long-Lived Assets
h.	Long-Lived Assets

The long-lived assets of the Company are reviewed for impairment in accordance with ASC No. 360, “Property, Plant and Equipment” (“ASC No. 360”), whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of assets to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by such assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. During the years ended December 31, 2017, 2018 and 2019, no impairment triggering events were identified.

Severance Pay
i.	Severance Pay

Israeli labor law generally requires payment of severance pay upon dismissal of an employee or upon termination of employment in certain other circumstances. The Company makes ongoing deposits into its Israeli employee pension plans to fund their severance liabilities. For its employees who are employed under Article 14 of the Severance Compensation Act, 1963 (“Article 14”), the Company makes deposits with certain insurance companies for accounts controlled by each applicable employee in order to secure the employee’s rights upon termination. In addition, the related obligations and amounts deposited on behalf of the applicable employees for such obligations are not presented on the Company’s consolidated balance sheets, as the amounts funded are not under the control and management of the Company and the Company is legally released from the obligation to pay any severance payments to the employees once the required deposit amounts have been paid.

For the Company’s employees in Israel that began employment prior to Article 14, the Company calculates the liability for severance pay based on the most recent salary of these employees multiplied by the number of years of employment as of the Article 14 inception date. These liabilities are presented under other non-current liabilities in the Company’s consolidated balance sheets. The amounts used to fund these liabilities are included in the Company’s consolidated balance sheets under other non-current assets.

Expenses incurred under the Company’s severance and pension plans in connection with its Israeli employees, which represent the majority of the Company’s severance expense, for the years ended December 31, 2017, 2018 and 2019, were $2,024 thousand, $2,330 thousand and $3,091 thousand, respectively.

In addition, the Company’s employees in other jurisdictions are entitled to certain pension plans and related severance payments in accordance with local laws and practices.

Revenue Recognition
j.	Revenue Recognition

Effective January 1, 2017, the Company elected to early adopt the requirements of Accounting Standards Update (ASU) 2014-09, Revenue from Contracts with Customers (“Topic 606”) on a modified retrospective basis and applied the new standard only to contracts that were not completed contracts as of January 1, 2017.

The Company follows five steps to record revenue under Topic 606: (i) identify the contract with a customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations in the contract, and (v) recognize revenue when (or as) the Company satisfies its performance obligations.

For each arrangement the Company assesses whether it is acting as the principal that has promised to provide goods or services to its customers or an agent which arranges for goods or services to be provided by the principal to an end customer. The Company’s revenue is reported net of discounts, sales tax, value added tax and related surcharges.

The Company generates revenues from selling (i) software license (perpetual and term-based), (ii) maintenance, (iii) hardware and (iv) professional services. The Company sells its products and services primarily through distributors and resellers and also through its direct sales force.

The Company determines the appropriate revenue recognition for its contracts with customers by analyzing the type, terms and conditions of each contract or arrangement with a customer. The Company classifies the components of revenue as product or services revenue based on the attributes of the underlying performance obligations. Accordingly, software license and hardware are classified as product revenues.

The most significant impact of Topic 606 related to the accounting treatment for term license arrangements and costs to obtain customer contracts. Under the previous revenue recognition standard, the Company recognized term license revenues ratably over the contract period whereas under the new revenue standard term license revenues are recognized upfront, upon delivery, and the associated maintenance revenues are deferred and recognized over the contract period. As a result, upon adoption of Topic 606 on January 1, 2017, the Company recognized a decrease in its deferred revenues amounting to $1,139 thousand with a corresponding adjustment to retained earnings (which decreased the accumulated deficit).

The Company has considered the impact of the guidance in ASC 340-40, “Other Assets and Deferred Costs” under the new standard. Under the Company’s previous accounting policy, sales commissions were expensed as incurred. The new standard requires the capitalization of all incremental costs that the Company incurs to obtain a contract with a customer that it would not have incurred if the contract had not been obtained, provided the Company expects to recover the costs. Amortization expense is included in sales and marketing expenses in the accompanying consolidated statements of operations and recorded on a straight-line basis over the expected period of benefit, which is the customer relationship period. Additionally, these costs are periodically reviewed for impairment. As a result, upon adoption of Topic 606 on January 1, 2017, the Company recognized a deferred cost asset amounting to $3,512 thousand with a corresponding adjustment to retained earnings (which decreased the accumulated deficit). Furthermore, as a result of the adoption of Topic 606, the Company recognized on January 1, 2017 the related tax effect of $1,024 thousand as an adjustment to retained earnings (which increased the accumulated deficit).

The Company’s contract payment terms typically range between 30 and 120 days. The Company assesses collectability based on several factors, including collection history.

The Company elected to disregard the effects of a financing component when the period between when the entity transfers a promised good or service to the customer and when the customer pays for that good or service is one year or less.

Nature of Products and Services

The Company’s on-premise software licenses are sold through both perpetual and term-based license agreements. These licensing arrangements provide customers with the same product functionality and differ mainly in the duration over which the customer benefits from the software. The Company delivers its software licenses electronically. Electronic delivery occurs when the Company provides the customer with access to the software and license key via a secure portal. Revenue from on-premise software licenses is generally recognized upfront at the point in time when the software is made available to the customer. Hardware revenue is recognized upon delivery which is the point in time at which control has passed.

The Company’s contracts with customers for on-premise software licenses include maintenance services and may also include additional professional services, such as training, consulting and implementation. Maintenance services agreements consist of fees for providing software updates on an if and when available basis and for providing technical support for software products for a specified term. Both software updates and technical support have the same pattern of transfer to the customer. Revenues related to maintenance services are recognized ratably over the term of the related maintenance agreement. Revenues related to professional services are recognized as the services are performed or upon the fulfillment of the performance obligation of the related professional services. Payments received in advance of services performed are deferred and recognized when the related services are performed.

In contracts with multiple performance obligations, the Company accounts for individual performance obligations separately if they are distinct. The Company allocates the transaction price to each performance obligation based on its relative standalone selling price out of total consideration of the contract. For maintenance and support, the Company determines the standalone selling price based on the price at which the Company separately sells a renewal contract. The Company determines the standalone selling price for sales of licenses using the residual approach as the Company’s licenses are not sold on a standalone basis and due to the high variability of the licenses’ sales prices. For professional services, the Company determines the standalone selling prices based on the price at which the Company separately sells those services.

Cost of Revenues
k.	Cost of Revenues

Cost of product revenues consist primarily of costs associated with the processing and the delivery of the Company’s software licenses to the customers as well as third-party hardware and related shipping costs. Cost of maintenance and professional services revenues consist primarily of personnel costs responsible for providing maintenance and support and professional services. The Company sources its hardware from a single third-party provider based in the U.S.

Accounting for Share-Based Compensation
l.	Accounting for Share-Based Compensation

The Company accounts for share-based compensation in accordance with ASC No. 718, “Compensation-Stock Compensation” (“ASC 718”). ASC 718 requires companies to estimate the fair value of equity-based payment awards on the date of grant using an Option-Pricing Model (“OPM”). The grant date fair value of the award is recognized as an expense in the Company’s consolidated statements of operations based on the graded vesting attribution method over the related requisite service period.

The Company selected the Black-Scholes-Merton option pricing model as the most appropriate fair value method for its stock options awards. The Company’s option pricing model requires the input of highly subjective assumptions, including estimated fair value of ordinary share price, the expected share price volatility and expected term. Any changes in these highly subjective assumptions would significantly impact the share-based compensation expense.

The fair value of options granted to employees and non-employee is estimated at the date of grant using the following assumptions:

The risk-free interest rate assumption is the implied yield currently available on United States treasury zero-coupon issues with a remaining term equal to the expected life of the Company’s options. The dividend yield assumption is based on the Company’s historical experience and expectation of no future dividend payouts and may be subject to substantial changes in the future. The Company has historically not paid cash dividends and has no foreseeable plans to pay cash dividends in the future. The expected share price volatility is based on the historical volatility of the ordinary shares of comparable companies that are publicly traded. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The fair value of the Company’s ordinary shares underlying the share-based awards as of December 31, 2017 and 2018 and for the period from January 1, 2019 to April 11, 2019, were estimated using the hybrid method which takes into consideration a probability-weighted of a non-IPO scenario (which is based on the income approach) and an IPO scenario. Commencing April 11, 2019, the Company’s ordinary shares are publicly traded and are measured based on the Company’s share price on the date of grant.

Each of the above factors requires the Company to use judgment and make estimates in determining the percentages and time periods used for the calculation. If the Company were to use different percentages or time periods, the fair value of stock-based option awards could be different.

Effective as of January 1, 2017, the Company adopted Accounting Standards Update 2016-09, “Compensation—Stock Compensation (Topic 718)” (“ASU 2016-09”) on a modified retrospective basis. ASU 2016-09 permits entities to make an accounting policy election related to how forfeitures will impact the recognition of compensation cost for share-based compensation, which is to estimate the total number of awards for which the requisite service period will not be rendered or to account for forfeitures as they occur. Upon adoption of ASU 2016-09, the Company elected to change its accounting policy to account for forfeitures as they occur. The change was applied on a modified retrospective basis with a cumulative-effect adjustment to retained earnings of $138 thousand (which increased the accumulated deficit) as of January 1, 2017.

Research and Development Costs
m.	Research and Development Costs

ASC 985 requires capitalization of certain software development costs subsequent to the establishment of technological feasibility.

Based on the Company’s product development process, technological feasibility is established upon completion of a working model. The Company does not incur material costs between the completion of the working model and the point at which the products are ready for general release. Therefore, research and development costs are charged to the statement of operations as incurred.

Sales and Marketing
n.	Sales and Marketing

Marketing expenses consist primarily of marketing campaigns and tradeshows. Marketing expenses are charged to the statement of operations, as incurred. Marketing expenses for the years ended December 31, 2018 and 2019, amounted to $8,093 thousand and $10,790 thousand, respectively.

Income Taxes
o.	Income Taxes

The Company and its subsidiaries are subject to income taxes in the jurisdictions in which they operate. The Company’s provision for income taxes is based on income tax rates in the tax jurisdictions in which it operates, permanent differences between financial reporting and tax reporting, and available credits and incentives. Deferred taxes are determined utilizing the “asset and liability” approach under ASC-740, “Income Taxes” (“ASC-740”). The asset and liability approach requires the recognition of deferred taxes based on the estimated future tax effects of temporary differences between the carrying amount and tax bases of assets and liabilities under the applicable tax laws, and on effective tax rates in effect when the deferred taxes are expected to be settled or realized. Deferred taxes for each jurisdiction are presented as a non-current net asset or liability, net of any valuation allowances.

Valuation allowances are provided unless it is more likely than not that the deferred tax asset will be realized. In determining the appropriate valuation allowances, the Company considers future reversals of existing taxable temporary differences, the most recent projections of future business results, prior earnings history, carryback and carry forward and prudent tax strategies that may enhance the likelihood of realization of a deferred tax asset.

Deferred taxes have not been provided for the following items:

1)	Taxes that would apply in the event of disposal of investments in first-tier foreign subsidiaries, as it is generally the Company’s intention to hold these investments, not to realize them.

2)

Dividends distributable from the income of foreign subsidiaries as the Company does not expect these companies to distribute dividends in the foreseeable future. If these dividends were to be paid, the Company would have to pay additional taxes at a rate of up to 25% on the distribution, and the amount would be recorded as an income tax expense in the period the dividend is declared.

ASC-740 also clarifies the accounting and reporting for uncertainties in income tax. ASC-740 prescribes a comprehensive model for the financial statement recognition, measurement, presentation and disclosure of uncertain tax positions taken or expected to be taken in income tax returns. The Company reevaluates these uncertain tax positions on a quarterly basis and makes adjustments as required. The liabilities relating to uncertain tax positions are classified as current in the consolidated balance sheets to the extent the Company anticipates making payments within one year.

The Company classifies interest and penalties recognized in the financial statements relating to uncertain tax positions within taxes on income.

Basic and Diluted Net Loss Per Share:
p.	Basic and Diluted Net Loss Per Share:

Basic net loss per ordinary share is computed by dividing net loss for each reporting period by the weighted-average number of ordinary shares outstanding during the year. Diluted loss per ordinary share is computed by dividing net loss for each reporting period by the weighted average number of ordinary shares outstanding during the period, plus dilutive potential ordinary shares considered outstanding during the period, in accordance with ASC 260-10 “Earnings Per Share”.

The calculation of diluted net loss per share excludes potential share issuances of ordinary shares upon the exercise of share option, warrants to purchase ordinary shares and redeemable preferred shares as the effect is anti-dilutive.

The total number of shares related to outstanding options, warrants to purchase ordinary shares and redeemable preferred shares that have been excluded from the calculation of diluted net loss per share for the years ended December 31, 2017, 2018 and 2019 were 6,102,593, 26,667 and 16,416,749 (out of which 27,778 shares represent receipt on account of preferred A shares), 6,750,259, 26,667 and 16,416,749 (out of which 27,778 shares represent receipt on account of preferred A shares), and 7,507,811, 26,667 and 16,416,749 (out of which 27,778 shares represent receipt on account of preferred A shares), respectively.

Concentration of Credit Risks
q.	Concentration of Credit Risks

Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, restricted bank deposits, trade receivables and derivative instruments.

The Company’s cash and cash equivalents and restricted bank deposits are invested with major banks in Europe, Israel and the United States. Generally, these investments may be redeemed upon demand and the Company believes that the financial institutions that hold the Company’s cash deposits are financially sound and, accordingly, bear minimal risk.

The trade receivables of the Company are mainly derived from sales to a diverse set of customers located primarily in the United States, Europe and Asia. The Company performs credit evaluations of its customers and, to date, has not experienced any significant losses from bad debts.

As of December 31, 2018 and 2019, each of the following distributors comprised more than 10% of the Company’s accounts receivable:

	December 31,
	2018	2019
Customer A	11%	14%
Customer B	12%	15%
Customer C	13%	12%

For purposes of this calculation, the Company assessed distributors by aggregating distributors within the same holding group.

Derivative Instruments and Hedging Activities
r.	Derivative Instruments and Hedging Activities

The Company is exposed to global market risks and to the risk that its earnings, cash flows and equity could be adversely impacted by fluctuations in foreign exchange rates. As part of the Company’s risk management strategy, it uses foreign currency exchange forward contracts and other derivative to hedge against certain foreign currency exposures. The derivative instruments hedge a portion of the Company’s non-dollar currency exposure. The Company does not enter into derivative transactions for trading purposes. The Company recognizes these derivative instruments as either assets or liabilities in the consolidated balance sheets at their fair value. Derivatives in a gain position are reported in other current assets in the consolidated balance sheets and derivatives in a loss position are recorded in other accounts payables in the consolidated balance sheets, on a gross basis.

All derivative contracts enter into by the Company are classified as non-hedging instruments and accordingly the Company records the changes in fair value of derivative instruments in financial income (expense), net in the consolidated statements of operations.

Comprehensive Loss
s.	Comprehensive Loss

There are no items of other comprehensive income or loss generated or incurred by the Company other than net loss. Thus, there are no differences between net loss and comprehensive loss.

Statement of Cash Flows
t.	Statement of Cash Flows

On January 1, 2017, the Company early adopted ASU 2016-18 “Statement of Cash Flows (Topic 230): Restricted Cash”, which requires companies to include amounts generally described as restricted cash and restricted cash equivalents in cash and cash equivalents when reconciling beginning-of-period and end-of-period total amounts shown on the statement of cash flows.

Fair Value of Financial Instruments
u.	Fair Value of Financial Instruments

The Company applies ASC No. 820, “Fair Value Measurements and Disclosures” (“ASC 820”), with respect to fair value measurements of all financial assets and liabilities.

The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The fair value of foreign currency contracts (used for hedging purposes) is estimated by obtaining current quotes from banks.

Fair value is an exit price, representing the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or a liability. A three-tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1 - Inputs are unadjusted quoted prices in active markets for identical assets or liabilities that can be accessed at the measurement date.

Level 2 - Inputs are quoted prices for similar assets and liabilities in active markets or inputs that are observable for the assets or liabilities, either directly or indirectly through market corroboration, for substantially the full term of the financial instruments.

Level 3 - Inputs are unobservable inputs based on the Company’s own assumptions used to measure assets and liabilities at fair value. The inputs require significant management judgment or estimation.

In accordance with ASC 820, the Company measures its foreign currency derivative instruments, at fair value using the market approach valuation technique. Foreign currency derivative contracts as detailed in Note 3 are classified within the Level 2 value hierarchy, as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Legal Contingencies
v.	Legal Contingencies

From time to time, the Company becomes involved in legal proceedings or is subject to claims arising in its ordinary course of business. Such matters are generally subject to many uncertainties and outcomes that are not predictable with assurance. The Company accrues for contingencies when the loss is probable, and it can reasonably estimate the amount of any such loss. Loss contingencies considered to be remote by the Company are generally not disclosed unless material. The respective legal fees are expensed as incurred.

Recently Adopted Accounting Standards
w.	Recently Adopted Accounting Standards

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU 2016-02 - “Leases” and subsequent related amendments (“ASC 842”). ASC 842 supersedes the lease requirements in Accounting Standards Codification Topic 840. Under ASC 842, lessees are required to recognize a right-of-use asset and a lease liability for their leases, including leases classified as operating leases. Leases are classified as finance or operating, with classification affecting the pattern and classification of expense recognition in the income statement. The lease liability and the right-of-use asset are measured based on the present value of the lease payments over the lease term. ASC 842 also contains amended guidance regarding the identification of embedded leases in service contracts and the identification of lease and non-lease components of an arrangement. In addition, disclosures of qualitative and quantitative information about leasing arrangements are required.

ASC 842 became effective for the Company on January 1, 2019. The Company adopted ASC 842 on January 1, 2019, using a modified retrospective transition approach. The Company has also elected to utilize the available package of practical expedients permitted under the transition guidance within ASC 842 which does not require it to reassess the prior conclusions about lease identification, lease classification and initial direct costs. Consequently, financial information was not adjusted, and the disclosures required under the new standard are not provided for dates and periods before January 1, 2019.

Upon adoption of ASC 842, the Company recognized operating right-of-use assets of $13.2 million with corresponding operating lease liabilities on its consolidated balance sheet. Furthermore, the right-of-use assets were adjusted and reduced by approximately $700 thousand for accrued rent liabilities. The Company does not have finance leases. See Note 6 for further details.

Recently Issued Accounting Pronouncements Not Yet Adopted
x.	Recently Issued Accounting Pronouncements Not Yet Adopted

In August 2018, the FASB issued ASU 2018-15 “Intangibles—Goodwill and other—Internal-use software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract.” ASU 2018-15 addresses the diversity in practice surrounding the accounting for costs incurred to implement a cloud computing hosting arrangement that is a service contract by establishing a model for capitalizing or expensing such costs, depending on their nature and the stage of the implementation project during which they are incurred and aligns the requirements for capitalization of such implementation costs with the existing guidance for internal-use software. Any capitalized costs are to be amortized over the reasonably certain term of the hosting arrangement and presented in the same line within the statement of operations as the related service arrangement’s fees. ASU 2018-15 also requires enhanced qualitative and quantitative disclosures surrounding hosting arrangements that are service contracts. ASU 2018-15 will be effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019, with early adoption permitted and may be adopted on either a retrospective or prospective basis. The Company expects to adopt ASU 2018-15 effective January 1, 2020 and does not expect it to have a material impact on its consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13 that supersedes the existing impairment model for most financial assets to a model that reflects expected credit losses and requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. ASU 2016-13 requires an entity to recognize an impairment allowance equal to its current estimate of all contractual cash flows the entity does not expect to collect. ASU 2016-13 also requires that credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses. The new guidance is effective for fiscal years beginning after December 15, 2019, including interim periods within those fiscal years. Early adoption is permitted. The Company expects to adopt ASU 2016-13 effective January 1, 2020 and does not expect it to have a material impact on its consolidated financial statements.

Reverse Share Split
y.	Reverse Share Split

On March 21, 2019, the shareholder general meeting of the Company approved a 1.5:1 reverse share split, which was effected on the date thereof.

References made to outstanding shares or per share amounts in the accompanying consolidated financial statements and applicable disclosures have been retroactively adjusted to reflect this one for one and half (1:1.5) reverse stock split.

The number of authorized shares as reflected on the Consolidated Balance Sheets was affected by the reverse stock split and accordingly has been adjusted.